Derivative instruments	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Derivative instruments

Note 12	Derivative instruments

As described in Note 1, in the normal course of business, we use various derivative instruments for both trading and ALM purposes. These derivatives limit, modify or give rise to varying degrees and types of risk.

$ millions, as at October 31		2019		2018
	Assets	Liabilities	Assets	Liabilities
Trading (Note 2)	$22,738	$23,799	$19,318	$19,204
ALM (Note 2) (1)	1,157	1,314	2,113	1,769
	$23,895	$25,113	$21,431	$20,973

(1)	Comprised of derivatives that qualify for hedge accounting under IAS 39 and derivatives used for economic hedges.
Derivatives used by CIB
C
The majority of our derivative contracts are OTC transactions
, which
 consist of: (i) contracts that are bilaterally negotiated and settled between CIBC and the counterparty to the contract; and (ii) contracts that are bilaterally negotiated and then cleared through a central counterparty (CCP). Bilaterally negotiated and settled contracts are usually traded under a standardized International Swaps and Derivatives Association (ISDA) agreement with collateral posting arrangements between CIBC and its counterparties. Terms are negotiated directly with counterparties and the contracts have industry-standard settlement mechanisms prescribed by ISDA. Centrally cleared contracts are generally bilaterally negotiated and then novated to, and cleared through, a CCP. The industry promotes the use of CCPs to clear OTC trades. The central clearing of derivative contracts generally facilitates the reduction of credit exposures due to the ability to net settle offsetting positions. Consequently, derivative contracts cleared through CCPs generally attract less capital relative to those settled with non-CCPs.
The remainder of our derivative contracts are exchange-traded derivatives, which are standardized in terms of their amounts and settlement dates, and are bought and sold on organized and regulated exchanges. These exchange-traded derivative contracts consist primarily of options and futures.
Interest rate derivatives
Forward rate agreements are OTC contracts that effectively fix a future interest rate for a period of time. A typical forward rate agreement provides that at a pre-determined future date, a cash settlement will be made between the counterparties based upon the difference between a contracted rate and a market rate to be determined in the future, calculated on a specified notional principal amount. No exchange of principal amount takes place. Certain forward rate agreements are bilaterally transacted and then novated and settled through a clearing house which acts as a CCP.
Interest rate swaps are OTC contracts in which two counterparties agree to exchange cash flows over a period of time based on rates applied to a specified notional principal amount. A typical interest rate swap would require one counterparty to pay a fixed market interest rate in exchange for a variable market interest rate determined from time to time, with both calculated on a specified notional principal amount. No exchange of principal amount takes place. Certain interest rate swaps are bilaterally transacted and then novated and settled through a clearing house which acts as a CCP.
Interest rate options are contracts in which one party (the purchaser of an option) acquires from another party (the writer of an option), in exchange for a premium, the right, but not the obligation, to either buy or sell, on a specified future date or within a specified time, a specified financial instrument at a contracted price. The underlying financial instrument has a market price which varies in response to changes in interest rates. Options are transacted in both OTC and exchange-traded markets.
Interest rate futures are standardized contracts transacted on an exchange. They are based upon an agreement to buy or sell a specified quantity of a financial instrument on a specified future date, at a contracted price. These contracts differ from forward rate agreements in that they are in standard amounts with standard settlement dates and are transacted through an exchange.
Foreign exchange derivatives
Foreign exchange forwards are OTC contracts in which one counterparty contracts with another to exchange a specified amount of one currency for a specified amount of a second currency, at a future date or range of dates.
Foreign exchange futures contracts are similar in mechanics to foreign exchange forward contracts except that they are in standard currency amounts with standard settlement dates and are transacted through an exchange.
Foreign exchange swap contracts comprise foreign exchange swaps and cross-currency interest rate swaps. Foreign exchange swaps are transactions in which a currency is simultaneously purchased in the spot market and sold for a different currency in the forward market, or vice versa. Cross-currency interest rate swaps are transactions in which counterparties exchange principal and interest flows in different currencies over a period of time. These contracts are used to manage both currency and interest rate exposures.
Credit derivatives
Credit derivatives are OTC contracts designed to transfer the credit risk in an underlying financial instrument (usually termed as a reference asset) from one counterparty to another. The most common credit derivatives are CDS and certain TRS.
CDS contracts provide protection against the decline in value of a reference asset as a result of specified credit events such as default or bankruptcy. These derivatives are similar in structure to an option whereby the purchaser pays a premium to the seller of the CDS contract in return for payment contingent on the occurrence of a credit event. The protection purchaser has recourse to the protection seller for the difference between the face value of the CDS contract and the fair value of the reference asset at the time of settlement. Neither the purchaser nor the seller under the CDS contract has recourse to the entity that issued the reference asset. Certain CDS contracts are cleared through a CCP.
In credit derivative TRS contracts, one counterparty agrees to pay or receive cash amounts based on the returns of a reference asset, including interest earned on these assets in exchange for amounts that are based on prevailing market funding rates. These cash settlements are made regardless of whether there is a credit event. Upon the occurrence of a credit event, the parties may either exchange cash payments according to the value of the defaulted assets or exchange cash based on the notional amount for physical delivery of the defaulted assets.
Equity derivatives
Equity swaps are OTC contracts in which one counterparty agrees to pay, or receive from the other, cash amounts based on changes in the value of a stock index, a basket of stocks or a single stock in exchange for amounts that are based either on prevailing market funding rates or changes in the value of a different stock index, basket of stocks or a single stock. These contracts generally include payments in respect of dividends.
Equity options give the purchaser of the option, for a premium, the right, but not the obligation, to buy from or sell to the writer of an option, an underlying stock index, basket of stocks, or a single stock at a contracted price. Options are transacted in both OTC and exchange markets.
Equity index futures are standardized contracts transacted on an exchange. They are based on an agreement to pay or receive a cash amount based on the difference between the contracted price level of an underlying stock index and its corresponding market price level at a specified future date. There is generally no actual delivery of stocks that comprise the underlying index. These contracts are in standard amounts with standard settlement dates.
Precious metal and other commodity derivatives
We also transact in other derivative products, including commodity forwards, futures, swaps and options, such as precious metal and energy-related products in both OTC and exchange markets.
Notional amounts
The notional amounts are not recorded as assets or liabilities, as they represent the face amount of the contract to which a rate or price is applied to determine the amount of cash flows to be exchanged. In most cases, notional amounts do not represent the potential gain or loss associated with market or credit risk of such instruments.
The following table presents the notional amounts of derivative instruments:

$ millions, as at October 31						2019		2018
	Residual term to contractual maturity
	Less than 1 year	1 to 5 years	Over 5 years	Total notional amounts	Trading	ALM	Trading	ALM (1)
Interest rate derivatives
Over-the-counter
Forward rate agreements	$10,565	$506	$–	$11,071	$8,591	$2,480	$5,925	$464
Centrally cleared forward rate agreements	284,672	35,446	–	320,118	320,118	–	273,528	–
Swap contracts	69,635	169,947	76,013	315,595	275,418	40,177	242,620	52,077
Centrally cleared swap contracts	1,377,618	1,308,226	450,208	3,136,052	2,780,206	355,846	2,264,721	308,915
Purchased options	9,788	4,046	1,407	15,241	12,883	2,358	8,697	3,091
Written options	10,152	4,711	818	15,681	14,670	1,011	10,417	1,841
	1,762,430	1,522,882	528,446	3,813,758	3,411,886	401,872	2,805,908	366,388
Exchange-traded
Futures contracts	113,047	25,633	213	138,893	136,627	2,266	99,156	2,148
Purchased options	14,613	3	–	14,616	14,616	–	7,273	–
Written options	5,755	3	–	5,758	5,758	–	2,500	–
	113,415	25,639	213	159,267	157,001	2,266	108,929	2,148
Total interest rate derivatives	1,895,845	1,548,521	528,659	3,973,025	3,568,8 8 7	404,138	2,914,837	368,536
Foreign exchange derivatives
Over-the-counter
Forward contracts	892,730	10,961	1,266	904,957	892,117	12,840	387,509	21,189
Swap contracts	338,753	72,274	32,745	443,772	398,262	45,510	299,073	59,209
Purchased options	17,823	1,408	54	19,285	19,285	–	20,562	2
Written options	22,243	1,684	20	23,947	23,947	–	22,513	30
	1,271,549	86,327	34,085	1,391,961	1,333,611	58,350	729,657	80,430
Exchange-traded
Futures contracts	26	–	–	26	26	–	11	–
Total foreign exchange derivatives	1,271,575	86,327	34,085	1,391,987	1,333,637	58,350	729,668	80,430
Credit derivatives
Over-the-counter
Total return swap contracts – protection sold	–	–	–	–	–	–	–	–
Credit default swap contracts – protection purchased	65	600	377	1,042	940	102	634	125
Centrally cleared credit default swap contracts – protection purchased	–	835	296	1,131	973	158	443	158
Credit default swap contracts – protection sold	177	201	–	378	328	50	157	102
Centrally cleared credit default swap contracts – protection sold	–	33	148	181	181	–	211	–
Total credit derivatives	242	1,669	821	2,732	2,422	310	1,445	385
Equity derivatives
Over-the-counter	59,325	18,350	428	78,103	74,756	3,347	100,762	1,484
Exchange-traded	71,094	18,272	163	89,529	89,529	–	82,038	–
Total equity derivatives	130,419	36,622	591	167,632	164,285	3,347	182,800	1,484
Precious metal derivatives
Over-the-counter	9,445	369	–	9,814	9,814	–	4,899	–
Exchange-traded	3,214	21	–	3,235	3,235	–	1,091	–
Total precious metal derivatives	12,659	390	–	13,049	13,049	–	5,990	–
Other commodity derivatives
Over-the-counter	18,229	16,061	2,529	36,819	36,819	–	33,261	–
Centrally cleared commodity derivatives	59	43	–	102	102	–	29	–
Exchange-traded	14,552	8,245	289	23,086	23,086	–	26,952	–
Total other commodity derivatives	32,840	24,349	2,818	60,007	60,007	–	60,242	–
Total notional amount of which:	$3,343,580	$1,697,878	$566,974	$5,608,432	$5,142,287	$466,145	$3,894,982	$450,835
Over-the-counter (2)	3,121,279	1,645,701	566,309	5,333,289	4,869,410	463,879	3,675,961	448,687
Exchange-traded	222,301	52,177	665	275,143	272,877	2,266	219,021	2,148

(1)	Certain prior period amounts have been revised from those previously presented.
(2)
For OTC derivatives that are not centrally cleared, $1,596.7 billion (2018: $1,064.5 billion) are with counterparties that have two-way
collateral posting arrangements, $94.2 billion (2018: $33.8 billion) are with counterparties that have one-way
collateral posting arrangements, and $184.8 billion (2018: $185.8 billion) are with counterparties that have no collateral posting arrangements. All counterparties with whom we have one-way
collateral posting arrangements are sovereign entities.

Risk
In the following sections, we discuss the risks related to the use of derivatives and how we manage these risks.

Market risk
Derivatives are financial instruments where valuation is linked to changes in interest rates, foreign exchange rates, equity, commodity, credit prices or indices. Changes in value as a result of the aforementioned risk factors is referred to as market risk.
Market risk arising from derivative trading activities is managed in order to mitigate risk in line with CIBC’s risk appetite. To manage market risk, we set market risk limits and may enter into hedging transactions.
Credit risk
Credit risk arises from the potential for a counterparty to default on its contractual obligations and the possibility that prevailing market conditions are such that a loss would occur in replacing the defaulted transaction.
We limit the credit risk of OTC derivatives through the use of ISDA master netting agreements, collateral, CCPs and other credit mitigation techniques. We clear eligible derivatives through CCPs in accordance with various global initiatives. Where feasible, we novate existing bilaterally negotiated and settled derivatives to a CCP in an effort to reduce CIBC’s credit risk exposure. We establish counterparty credit limits and limits for CCP exposures based on a counterparty’s creditworthiness and the type of trading relationship with each counterparty (underlying agreements, business volumes, product types, tenors, etc.).
We negotiate netting agreements to contain the build-up of credit exposure resulting from multiple transactions with more active counterparties. Such agreements provide for the simultaneous close-out and netting of all transactions with a counterparty, in the case of a counterparty default. A number of these agreements incorporate a Credit Support Annex, which is a bilateral security agreement that, among other things, provides for the exchange of collateral between parties in the event that one party’s exposure to the other exceeds agreed upon thresholds.

Written OTC options, including CDS, generally have no credit risk for the writer if the counterparty has already performed in accordance with the terms of the contract through payment of the premium at inception. These written options will, however, have some credit risk to the extent of any unpaid premiums.
Credit risk on exchange-traded futures and options is limited, as these transactions are standardized contracts executed on established exchanges, whose CCPs assume the obligations of both counterparties. Similarly, swaps that are centrally cleared represent limited credit risk because these transactions are novated to the CCP, which assumes the obligations of the original bilateral counterparty. All exchange-traded and centrally cleared contracts are subject to initial margin and daily settlement of variation margins, designed to protect participants from losses incurred from a counterparty default.
A CVA is determined using the fair value based exposure we have on derivative contracts. We believe that we have made appropriate fair value adjustments to date. The establishment of fair value adjustments involves estimates that are based on accounting processes and judgments by management. We evaluate the adequacy of the fair value adjustments on an ongoing basis. Market and economic conditions relating to derivative counterparties may change in the future, which could result in significant future losses.
The following table summarizes our credit exposure arising from derivatives, which includes the current replacement cost, credit equivalent amount and risk-weighted amount. In 2019, we prospectively adopted the Standardized Approach for Counterparty Credit Risk (SA-CCR) for the determination of capital requirements relating to counterparty credit risk, which impacted the calculation of replacement cost, credit equivalent amount and risk-weighted assets, as summarized below.
The current replacement cost is the estimated cost to replace all contracts that have a positive market value, representing an unrealized gain to us. The replacement cost of an instrument is dependent upon its terms relative to prevailing market prices, and will fluctuate as market prices change and as the derivative approaches its scheduled maturity. Beginning in 2019, replacement cost also includes the impact of certain collateral amounts and the impact of master netting agreements. Prior to 2019, these amounts were previously excluded from this calculation.
Beginning in 2019, the credit equivalent amount is calculated as the sum of replacement cost and the potential future exposure, multiplied by an alpha of 1.4, and is reduced by CVA losses. Prior to 2019, the credit equivalent amount was the sum of the current replacement cost and the potential credit exposure, adjusted for master netting agreements and the i
m
pact of collateral. The potential credit exposure was an estimate of the amount by which the current replacement cost could increase over the remaining term of each transaction, based on a formula prescribed by OSFI. The credit equivalent amount was then multiplied by counterparty risk variables to arrive at the risk-weighted amount. The risk-weighted amount is used in determining the regulatory capital requirements for derivatives.

$ millions, as at October 31					2019 (1)					2018
	Current replacement cost			Credit equivalent amount	Risk- weighted amount	Current replacement cost			Credit equivalent amount	Risk- weighted amount
	Trading	ALM	Total			Trading	ALM	Total
Interest rate derivatives
Over-the-counter
Forward rate agreements	$–	$13	$13	$69	$9	$113	$–	$113	$39	$2
Swap contracts	2,503	155	2,658	7,1 40	2,507	4,603	773	5,376	5,359	539
Purchased options	17	–	17	87	67	92	11	103	20	8
	2,520	168	2,688	7, 296	2,583	4,808	784	5,592	5,418	549
Exchange-traded	4	–	4	192	5	1	–	1	170	5
	2,524	168	2,692	7,48 8	2,588	4,809	784	5,593	5,588	554
Foreign exchange derivatives
Over-the-counter
Forward contracts	939	4	943	7,136	1,737	2,916	117	3,033	3,793	1,017
Swap contracts	735	4	739	3,546	687	4,825	1,205	6,030	4,528	886
Purchased options	84	–	84	471	143	240	–	240	259	83
	1,758	8	1,766	11,153	2,567	7,981	1,322	9,303	8,580	1,986
Credit derivatives
Over-the-counter
Credit default swap contracts
– protection purchased	2	1	3	25	7	115	–	115	46	9
– protection sold	–	–	–	2	2	3	–	3	3	–
	2	1	3	27	9	118	–	118	49	9
Equity derivatives
Over-the-counter	265	5	270	4,83 2	1,018	1,951	7	1,958	2,259	535
Exchange-traded	682	–	682	3,59 3	103	1,659	–	1,659	4,131	116
	947	5	952	8,425	1,121	3,610	7	3,617	6,390	651
Precious metal derivatives
Over-the-counter	51	–	51	332	115	63	–	63	62	23
Exchange-traded	4	–	4	171	7	143	–	143	17	1
	55	–	55	503	122	206	–	206	79	24
Other commodity derivatives
Over-the-counter	697	62	759	3,928	1,195	2,527	–	2,527	4,046	1,523
Exchange-traded	9	–	9	1,200	48	67	–	67	1,480	59
	706	62	768	5,128	1,243	2,594	–	2,594	5,526	1,582
Non-trade exposure related to central counterparties					245					224
Common equity tier 1 (CET1) CVA charge					6,990					4,236
Total derivatives before netting	5,992	244	6,236	32,72 4	14,885	19,318	2,113	21,431	26,212	9,266
Less: effect of netting			n/a					(11,789)
Total derivatives			$6,236	$32,72 4	$14,885			$9,642	$26,212	$9,266

(1)
In 2019, we adopted SA-CCR for the determination of capital requirements relating to counterparty credit risk, which impacted the calculation of replacement cost, credit equivalent amount and risk-weighted assets. Comparative amounts presented have not been restated.

n/a	Not applicable.
The following table presents the current replacement cost of derivatives by geographic region based on the location of the derivative counterparty:

$ millions, as at October 31				2019				2018 (1)
	Canada	U.S.	Other countries	Total	Canada	U.S.	Other countries	Total
Derivative instruments
By counterparty type
Financial institutions	$ 534	$ 1,063	$ 549	$ 2,146	$4,864	$5,206	$4,947	$15,017
Governments	891	–	8	899	3,361	–	9	3,370
Corporate	951	1,017	1,223	3,191	1,268	993	783	3,044
	2,376	2,080	1,780	6,236	9,493	6,199	5,739	21,431
Less: effect of netting	n/a	n/a	n/a	n/a	(5,673)	(3,252)	(2,864)	(11,789)
Total derivative instruments	$ 2,376	$2,080	$ 1,780	$ 6,236	$3,820	$2,947	$2,875	$9,642

(1)	Prior period amounts have been restated to include exchange-traded derivatives to align to the current period presentation.

n/a	Not applicable.